Other assets	12 Months Ended
Dec. 31, 2021
Other assets [Abstract]
Other assets [Text Block]

15Other assets

Other non-current assets

Other non-current assets in 2021 were EUR 129 million (2020: EUR 66 million). These mainly related to prepaid expenses.

Other current assets

Other current assets of EUR 493 million (2020: EUR 424 million) included contract assets EUR 290 million (2020: EUR 229 million), EUR 31 million (2020: EUR 26 million) accrued income and EUR 172 million (2020: EUR 169 million) for prepaid expense mainly related to Diagnosis & Treatment businesses and Connected Care businesses.